Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost, Beginning balance
Cost, Additions arising from business combinations	618,551
Cost, Additions during the year	4,200
Cost, Effects of currency translation	(8,083)
Cost, Ending balance	614,668
Accumulated depreciation, Beginning balance
Accumulated depreciation, Additions arising from business combinations	178,695
Accumulated depreciation, Depreciation during the year	71,736
Accumulated depreciation, Effects of currency translation	(3,247)
Accumulated depreciation, Ending balance	247,184
Net book value	367,484
Computer Equipment [Member]
Cost, Beginning balance
Cost, Additions arising from business combinations
Cost, Additions during the year	368
Cost, Effects of currency translation
Cost, Ending balance	368
Accumulated depreciation, Beginning balance
Accumulated depreciation, Additions arising from business combinations
Accumulated depreciation, Depreciation during the year
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance
Net book value	368
Furniture and Fittings [Member]
Cost, Beginning balance
Cost, Additions arising from business combinations	660
Cost, Additions during the year
Cost, Effects of currency translation	(9)
Cost, Ending balance	651
Accumulated depreciation, Beginning balance
Accumulated depreciation, Additions arising from business combinations	270
Accumulated depreciation, Depreciation during the year	109
Accumulated depreciation, Effects of currency translation	(5)
Accumulated depreciation, Ending balance	374
Net book value	277
Office Equipment [Member]
Cost, Beginning balance
Cost, Additions arising from business combinations	1,157
Cost, Additions during the year
Cost, Effects of currency translation	(15)
Cost, Ending balance	1,142
Accumulated depreciation, Beginning balance
Accumulated depreciation, Additions arising from business combinations	403
Accumulated depreciation, Depreciation during the year	193
Accumulated depreciation, Effects of currency translation	(8)
Accumulated depreciation, Ending balance	588
Net book value	554
Leasehold Improvement [Member]
Cost, Beginning balance
Cost, Additions arising from business combinations	616,734
Cost, Additions during the year	3,832
Cost, Effects of currency translation	(8,059)
Cost, Ending balance	612,507
Accumulated depreciation, Beginning balance
Accumulated depreciation, Additions arising from business combinations	178,022
Accumulated depreciation, Depreciation during the year	71,434
Accumulated depreciation, Effects of currency translation	(3,234)
Accumulated depreciation, Ending balance	246,222
Net book value	$ 366,285